Other Assets - Capital Contributions Made to Loan Origination Partners (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 01, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) investment	Dec. 31, 2020 USD ($)
Preferred Stock
Other Assets [Line Items]
Gain on investment			$ 24,000
Gain to reflect reversal of impairment			$ 10,000
Number of investments repaid | investment			2
Lima One
Other Assets [Line Items]
Gain on investment	$ 38,900
Impairment (reversal) on investment		$ 21,000
Gain to reflect reversal of impairment	$ 5,000
Loan Originators
Other Assets [Line Items]
Equity method investments			$ 23,200
Impairment (reversal) on investment			0	$ 65,300
Preferred Stock | Loan Originators
Other Assets [Line Items]
Equity method investments			$ 78,900